NOTE 11: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2013	2012
Cumulative NOL	$7,436,707	$6,185,210
Deferred Tax assets:
Net operating loss carry forwards	2,900,316	2,412,232
Valuation allowance	(2,900,316)	(2,412,232)
	$-	$-